Share-based compensation (Share Option Activity - 2007 Plan and 2015 Long Term Incentive Plan) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Granted	0	0
2007 Plan [Member]
Number of Options
Granted	0
Weighted Average Exercise Price
Granted	$ 0
Weighted Remaining Contractual Life (Years)
Outstanding		0 years
Aggregate Intrinsic Value
Granted	$ 0
Common stock, closing share price	$ 3.405
Total fair value of options vested	$ 40,703	$ 362,487	$ 633,113
2007 Plan [Member] | Employee Stock Option [Member]
Aggregate Intrinsic Value
Total unrecognized compensation cost, recognition period	10 months 6 days
Total unrecognized compensation cost	$ 33,919
2007 Plan [Member] | 7.0 (exercise price) [Member]
Number of Options
Outstanding	792,056
Forfeited	792,056
Outstanding		792,056
Weighted Average Exercise Price
Outstanding	$ 7.00
Forfeited	$ 7.00
Outstanding		$ 7.00
Weighted Remaining Contractual Life (Years)
Forfeited	0 years
Outstanding		9 months 29 days
Aggregate Intrinsic Value
Outstanding	$ 0
Forfeited	$ 0
Outstanding		$ 0
2007 Plan [Member] | 2.975 (exercise price) [Member]
Number of Options
Outstanding	180,000
Outstanding	180,000	180,000
Exercisable at December 31, 2017	180,000
Weighted Average Exercise Price
Outstanding	$ 2.975
Outstanding	2.975	$ 2.975
Exercisable at December 31, 2017	$ 2.975
Weighted Remaining Contractual Life (Years)
Outstanding	6 months	1 year 6 months
Exercisable at December 31, 2017	6 months
Aggregate Intrinsic Value
Outstanding	$ 0
Outstanding	77,400	$ 0
Exercisable at December 31, 2017	$ 77,400
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding	754,000
Exercised	641,262
Outstanding	112,738	754,000
Exercisable at December 31, 2017	112,738
Weighted Average Exercise Price
Outstanding	$ 1.21
Exercised	1.21
Outstanding	1.21	$ 1.21
Exercisable at December 31, 2017	$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding	2 years 11 months 12 days	3 years 11 months 12 days
Exercisable at December 31, 2017	2 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 957,580
Exercised	800,889
Outstanding	247,460	$ 957,580
Exercisable at December 31, 2017	$ 247,460
2007 Plan [Member] | 1.085 (exercise price) [Member]
Number of Options
Outstanding	100,000
Outstanding	100,000	100,000
Exercisable at December 31, 2017	100,000
Weighted Average Exercise Price
Outstanding	$ 1.085
Outstanding	1.085	$ 1.085
Exercisable at December 31, 2017	$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding	3 years 6 months	4 years 6 months
Exercisable at December 31, 2017	3 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 139,500
Outstanding	232,000	$ 139,500
Exercisable at December 31, 2017	$ 232,000
2007 Plan [Member] | 1.64 (exercise price) [Member]
Number of Options
Outstanding	200,000
Outstanding	200,000	200,000
Exercisable at December 31, 2017	200,000
Weighted Average Exercise Price
Outstanding	$ 1.64
Outstanding	1.64	$ 1.64
Exercisable at December 31, 2017	$ 1.64
Weighted Remaining Contractual Life (Years)
Outstanding	4 years 10 months 13 days	5 years 10 months 13 days
Exercisable at December 31, 2017	4 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding	$ 168,000
Outstanding	353,000	$ 168,000
Exercisable at December 31, 2017	$ 353,000
2007 Plan [Member] | 2.105 (exercise price) [Member]
Number of Options
Outstanding	559,124
Exercised	559,124
Outstanding		559,124
Weighted Average Exercise Price
Outstanding	$ 2.105
Exercised	$ 2.105
Outstanding		$ 2.105
Weighted Remaining Contractual Life (Years)
Outstanding		6 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 209,672
Exercised	$ 258,432
Outstanding		$ 209,672
2007 Plan [Member] | 2.86 (exercise price) [Member]
Number of Options
Outstanding	600,000
Forfeited	600,000
Outstanding		600,000
Weighted Average Exercise Price
Outstanding	$ 2.86
Forfeited	$ 2.86
Outstanding		$ 2.86
Weighted Remaining Contractual Life (Years)
Forfeited	0 years
Outstanding		6 years 8 months 1 day
Aggregate Intrinsic Value
Outstanding	$ 0
Forfeited	$ 0
Outstanding		$ 0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding	342,400
Exercised	303,000
Outstanding	39,400	342,400
Exercisable at December 31, 2017	39,400
Weighted Average Exercise Price
Outstanding	$ 1.21
Exercised	1.21
Outstanding	1.21	$ 1.21
Exercisable at December 31, 2017	$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding	6 years 6 months	7 years 6 months
Exercisable at December 31, 2017	6 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 434,848
Exercised	426,439
Outstanding	86,483	$ 434,848
Exercisable at December 31, 2017	$ 86,483
2007 Plan [Member] | 1.81 (exercise price) [Member]
Number of Options
Outstanding	134,000
Exercised	66,000
Outstanding	68,000	134,000
Exercisable at December 31, 2017	1,332
Weighted Average Exercise Price
Outstanding	$ 1.8100
Exercised	1.81
Outstanding	1.81	$ 1.8100
Exercisable at December 31, 2017	$ 1.81
Weighted Remaining Contractual Life (Years)
Outstanding	7 years 10 months 6 days	8 years 10 months 6 days
Exercisable at December 31, 2017	7 years 10 months 6 days
Aggregate Intrinsic Value
Outstanding	$ 89,780
Exercised	79,441
Outstanding	108,460	$ 89,780
Exercisable at December 31, 2017	$ 2,125
2015 Plan [Member]
Number of Options
Granted	0
Weighted Average Exercise Price
Granted	$ 0
Weighted Remaining Contractual Life (Years)
Granted	0 years
Aggregate Intrinsic Value
Granted	$ 0
Common stock, closing share price	$ 3.405
Total fair value of options vested	$ 769,798	$ 952,941
2015 Plan [Member] | Employee Stock Option [Member]
Aggregate Intrinsic Value
Total unrecognized compensation cost, recognition period	6 months
Total unrecognized compensation cost	$ 232,900
2015 Plan [Member] | 1.71 (exercise price) [Member]
Number of Options
Outstanding	81,600
Exercised	1,062,542
Forfeited	27,200
Outstanding	54,400	81,600
Exercisable at December 31, 2017	54,400
Weighted Average Exercise Price
Outstanding	$ 1.71
Exercised	1.71
Forfeited	1.71
Outstanding	1.71	$ 1.71
Exercisable at December 31, 2017	$ 1.71
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Forfeited	0 years
Outstanding	7 years 6 months 29 days	8 years 6 months 29 days
Exercisable at December 31, 2017	7 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding	$ 62,832
Exercised	1,061,444
Forfeited	0
Outstanding	92,208	$ 62,832
Exercisable at December 31, 2017	$ 92,208
2015 Plan [Member] | 1.71 (exercise price) [Member]
Number of Options
Outstanding	4,791,200
Forfeited	203,736
Outstanding	3,524,922	4,791,200
Exercisable at December 31, 2017	2,073,920
Weighted Average Exercise Price
Outstanding	$ 1.71
Forfeited	1.71
Outstanding	1.71	$ 1.71
Exercisable at December 31, 2017	$ 1.71
Weighted Remaining Contractual Life (Years)
Forfeited	0 years
Outstanding	7 years 6 months	8 years 6 months
Exercisable at December 31, 2017	7 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 3,689,224
Forfeited	0
Outstanding	5,974,743	$ 3,689,224
Exercisable at December 31, 2017	$ 3,515,294